Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash equivalents [abstract]
Cash Equivalents	Cash Equivalents

Cash equivalents consist of interest bearing deposits with our bank totaling $39,901,509 (December 31, 2020 – $30,361,591).  The current annual interest rate earned on these deposits is 0.45% (December 31, 2020 – 0.36%).